Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimated Minimum Lease Payments

Estimated minimum lease payments pursuant to the ground leases through 2070 are as follows:

(in thousands)
Year ending December 31,
2017	$1,605
2018	6,688
2019	6,688
2020	7,014
2021	7,027
Thereafter	703,516

Total minimum lease payments	$732,538

Estimated minimum lease payments pursuant to the ground leases through 2070 are as follows:

Year ending December 31,	(in thousands)
2017	$6,421
2018	6,688
2019	6,688
2020	7,014
2021	7,027
Thereafter	703,516

$737,354